Loss Before Income Tax - Additional Information (Details) € in Millions						1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 01, 2019 USD ($)	Sep. 10, 2019 USD ($)	Sep. 09, 2019 USD ($)	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Sep. 30, 2019 USD ($) Obligation	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 21, 2019 EUR (€)
Disclosure Of Loss Before Income Tax Line Item
Upfront payment including transaction price			$ 15,000,000
Revenue recognized relation to patent license agreement										$ 0
Deferred consideration up-front milestone receivable recognized												$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone										25,000,000
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000
Milestone payment received											$ 500,000
Revenue										17,048,000	11,637,000
R&D and CMC services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						$ 85,000,000
Other Development Services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price						10,000,000
Tasly
Disclosure Of Loss Before Income Tax Line Item
Deferred consideration up-front milestone receivable recognized				$ 20,000,000						20,000,000
Revenue recognized from up-front payment as deferred consideration					$ 10,000,000
Proceeds from closing of strategic alliance										0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement											500,000
Royalties receivable under sales-based milestones						$ 1,900,000				$ 1,900,000	1,000,000
Grunenthal
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement		$ 15,000,000									$ 0
Grunenthal | I F R S15
Disclosure Of Loss Before Income Tax Line Item
Number of performance obligations | Obligation						3
Revenue recognized relation to patent license agreement			$ 15,000,000
Grunenthal | Payment Received
Disclosure Of Loss Before Income Tax Line Item
Upfront payment received and allocated	$ 15,000,000
Grunenthal | Top of Range | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable						$ 150,000,000
TiGenix NV
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment								$ 5,900,000	€ 5.0
Milestone payment received | €							€ 5.0
Revenue								$ 5,900,000	€ 5.0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment | €													€ 10.0